Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation	¥ 6,474	¥ 4,684	¥ 3,441